UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

AIG Series Trust - 2010 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2007 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—73.2%
U.S. Treasury Bonds—73.2%

United States Treasury Bond Strip zero coupon due 08/15/10	$229,320,000	$193,615,793
United States Treasury Bond Strip zero coupon due 08/15/10	11,500,000	9,733,014

Total U.S. Government Obligations (cost $208,403,520)		203,348,807

PUT OPTIONS PURCHASED—0.0% +

Index/Expiration Date/Exercise Price
S&P 500 Index / February 2007 /$1,290 (cost $62,429)	68,250	10,313

Total Long-Term Investment Securities (cost $208,465,949)		203,359,120

SHORT-TERM INVESTMENT SECURITIES—26.7%
U.S. Treasury Bills—26.7%
United States Treasury Bills 4.22% due 02/08/07	1,400,000	1,398,672
United States Treasury Bills 4.27% due 02/08/07	1,800,000	1,798,293
United States Treasury Bills 4.28% due 02/08/07	3,800,000	3,796,396
United States Treasury Bills 4.69% due 03/08/07(1)	2,780,000	2,766,974
United States Treasury Bills 4.83% due 06/14/07	600,000	588,998
United States Treasury Bills 4.84% due 04/05/07(1)	25,000,000	24,782,125
United States Treasury Bills 4.86% due 06/14/07(1)	12,650,000	12,418,050
United States Treasury Bills 4.88% due 04/26/07(1)	25,000,000	24,709,500
United States Treasury Bills 4.92% due 07/26/07	2,200,000	2,147,105

Total Short-Term Investment Securities (cost $74,414,828)		74,406,113

REPURCHASE AGREEMENTS—0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $148,012 and collateralized by $155,000 of Federal Home Loan Bank Bonds, bearing interest at 5.45%, due 01/23/09 and having an approximate value of $155,194 (cost $148,000 )	148,000	148,000

TOTAL INVESTMENTS - (cost $283,028,777)(2)	100.0%	277,913,233
Other assets less liabilities	0.0%	59,420

NET ASSETS -	100.0%	$277,972,653

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.2%) +
Index/Expiration Date/Exercise Price
S&P 500 Index / February 2007 / $1,460	(41,000)	$(147,600)
S&P 500 Index / February 2007 / $1,470	(27,750)	(37,463)

Total Call Options Written (premiums received $326,471)		$(185,063)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2007	Unrealized Appreciation (Depreciation)
412 Long	S&P 500 Futures Index	March 2007	$147,379,802	$148,629,000	$1,249,198

See Notes to Portfolio of Investments

AIG Series Trust - 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2007 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—52.8%
U.S. Treasury Bonds—52.8%
United States Treasury Bond Strip zero coupon due 08/15/15 (cost $88,896,598)	$130,415,000	$86,547,567

PUT OPTIONS PURCHASED—0.0% +

Index/Expiration Date/Exercise Price
S&P 500 Index / February 2007 /$1,290 (cost $52,340)	57,500	8,625

Total Long-Term Investment Securities (cost $88,948,938)		86,556,192

SHORT-TERM INVESTMENT SECURITIES—46.7%
U.S. Treasury Bills—46.7%
United States Treasury Bills 3.57% due 06/26/07	1,000,000	988,380
United States Treasury Bills 4.26% due 02/08/07	500,000	499,524
United States Treasury Bills 4.27% due 02/08/07	3,350,000	3,346,813
United States Treasury Bills 4.28% due 02/08/07	7,000,000	6,993,340
United States Treasury Bills 4.34% due 02/08/07	850,000	849,191
United States Treasury Bills 4.68% due 03/08/07(1)	3,500,000	3,483,608
United States Treasury Bills 4.84% due 06/14/07(1)	19,550,000	19,191,531
United States Treasury Bills 4.85% due 04/05/07(1)	14,600,000	14,472,761
United States Treasury Bills 4.85% due 04/26/07(1)	25,470,000	25,174,039
United States Treasury Bills 4.86% due 04/26/07	1,000,000	988,380
United States Treasury Bills 4.92% due 07/26/07	600,000	585,574

Total Short-Term Investment Securities (cost $76,582,615)		76,573,141

REPURCHASE AGREEMENTS—0.1%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $105,009 and collateralized by $110,000 of Federal Home Loan Bank Bonds, bearing interest at 5.45%, due 01/23/09 and having an approximate value of $110,138 (cost $105,000)	105,000	105,000

TOTAL INVESTMENTS - (cost $160,636,553)(2)	99.6%	163,234,333
Other assets less liabilities	0.4%	696,265

NET ASSETS -	100.0%	$163,930,598

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.3%) +
Index/Expiration Date/Exercise Price
S&P 500 Index / February 2007 / $1,460	(40,500)	$(145,800)
S&P 500 Index / February 2007 / $1,470	(17,000)	(22,950)

Total Call Options Written (premiums received $288,160)		$(168,750)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2007	Unrealized Appreciation (Depreciation)
405 Long	S&P 500 Futures Index	March 2007	$144,775,364	$146,103,750	$1,328,386

See Notes to Portfolio of Investments

AIG Series Trust - 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2007 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—44.9%
U.S. Treasury Bonds—44.9%

United States Treasury Bond Strip zero coupon due 08/15/20	$10,980,000	$5,574,535
United States Treasury Bond Strip zero coupon due 08/15/20	44,960,000	22,765,991

Total U.S. Government Obligations (cost $29,341,475)		28,340,526

PUT OPTIONS PURCHASED—0.0% +
Index/Expiration Date/Exercise Price
S&P 500 Index / February 2007/$1,290 (cost $6,549)	6,750	1,013

Total Long-Term Investment Securities (cost $29,348,024)		28,341,538

SHORT-TERM INVESTMENT SECURITIES—54.4%
U.S. Treasury Bills—54.4%
United States Treasury Bills 4.28% due 02/08/07	6,000,000	5,994,289
United States Treasury Bills 4.35% due 02/08/07	100,000	99,905
United States Treasury Bills 4.68% due 03/08/07(1)	1,500,000	1,492,957
United States Treasury Bills 4.74% due 03/08/07	500,000	497,652
United States Treasury Bills 4.79% due 04/08/07	400,000	396,514
United States Treasury Bills 4.84% due 04/05/07(1)	5,450,000	5,402,503
United States Treasury Bills 4.84% due 06/14/07(1)	8,600,000	8,442,310
United States Treasury Bills 4.85% due 04/26/07(1)	7,500,000	7,412,850
United States Treasury Bills 4.86% due 06/14/07	300,000	294,499
United States Treasury Bills 4.90% due 04/26/07	4,200,000	4,151,196
United States Treasury Bills 4.92% due 07/26/07	200,000	195,191

Total Short-Term Investment Securities (cost $34,384,617)		34,379,867

TOTAL INVESTMENTS - (cost $63,732,641)(2)	99.3%	62,721,405
Other assets less liabilities	0.7%	419,551

NET ASSETS -	100.0%	$63,140,956

+	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.02%) +
Index/Expiration Date/Exercise Price
S&P 500 Index / February 2007 / $1,460	(2,500)	$(9,000)
S&P 500 Index / February 2007 / $1,470	(4,250)	(5,738)

Total Call Options Written (premiums received $28,176)		$(14,738)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2007	Unrealized Appreciation (Depreciation)
165 Long	S&P 500 Futures Index	March 2007	$58,864,900	$59,523,750	$658,850

See Notes to Portfolio of Investments

AIG Series Trust - Long Horizon Fund

PORTFOLIO OF INVESTMENTS - January 31, 2007 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—53.2%
U.S. Treasury Bonds—53.2%

United States Treasury Bond 2.00% due 01/15/16 TIPS	$507,640	$491,280
United States Treasury Bond 3.88% due 01/15/09 TIPS	393,190	403,849
United States Treasury Bond Strip zero coupon due 11/15/20	680,000	339,569

Total Long-Term Investment Securities (cost $1,251,749)		1,234,699

SHORT-TERM INVESTMENT SECURITIES—45.3%
U.S. Treasury Bills—45.3%
United States Treasury Bills 4.72% due 03/08/07	25,000	24,882
United States Treasury Bills 4.85% due 04/05/07	105,000	104,085
United States Treasury Bills 4.86% due 04/26/07(1)	665,000	657,273
United States Treasury Bills 4.90% due 04/26/07	20,000	19,768
United States Treasury Bills 4.91% due 06/14/07	230,000	225,783
United States Treasury Bills 4.92% due 07/26/07	20,000	19,519

Total Short-Term Investment Securities (cost $1,051,430)		1,051,309

TOTAL INVESTMENTS (cost $2,303,179) (2)	98.6%	$2,286,008
Other assets less liabilities	1.4%	32,799

NET ASSETS	100.0%	$2,318,806

+	Non-Income producing securities

TIPS—Treasury Inflation Protected Security

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject To Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.1%)+
Index/Expiration Date/Exercise Price
S&P 500 Index/February 2007/$1,460	(500)	$(1,800)
S&P 500 Index/February 2007/$1,470	(250)	(338)

Total Call Options Written (premiums received $3,489)		$(2,138)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2007	Unrealized Appreciation/ (Depreciation)
4 Long	S&P 500 E-Mini Futures Index	March 2007	$285,408	$288,600	$3,192
5 Long	S&P 500 Futures Index	March 2007	1,781,024	1,803,750	22,726

					$25,918

See Notes to Portfolio of Investments

AIG Series Trust - Short Horizon Income Fund

PORTFOLIO OF INVESTMENTS - January 31, 2007 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS—38.4%
U.S. Treasury Bonds—38.4%

United States Treasury Bond Strip zero coupon due 11/15/08	$750,000	$687,064
United States Treasury Bond Strip zero coupon due 08/15/09	40,000	35,374
United States Treasury Bond Strip zero coupon due 11/15/09	290,000	253,894

Total U.S. Government Obligations (cost $982,934)		976,332

U.S. GOVERNMENT AGENCIES—53.1%
Government National Mortgage Association—53.1%
Government National Mtg. Association 6.50% due 10/15/31	6,599,999	507,951
Government National Mtg. Association 6.50% due 02/15/32	1,563,199	380,604
Government National Mtg. Association 7.00% due 06/15/31	11,010,000	463,371

Total U.S. Government Agencies (cost $1,350,669)		1,351,926

Total Long-Term Investment Securities (cost $2,333,603)		2,328,258

SHORT-TERM INVESTMENT SECURITIES—22.3%
U.S. Treasury Bills—22.3%
United States Treasury Bills 4.26% due 02/08/07(1)	30,000	29,971
United States Treasury Bills 4.28% due 02/08/07	20,000	19,981
United States Treasury Bills 4.33% due 02/08/07	10,000	9,990
United States Treasury Bills 4.36% due 02/08/07	30,000	29,971
United States Treasury Bills 4.67% due 03/08/07	10,000	9,953
United States Treasury Bills 4.76% due 03/08/07(1)	30,000	29,858
United States Treasury Bills 4.86% due 06/14/07	390,000	382,849
United States Treasury Bills 4.87% due 04/26/07(1)	35,000	34,593
United States Treasury Bills 4.89% due 04/05/07	20,000	19,826

Total Short-Term Investment Securities (cost $567,099)		566,993

TOTAL INVESTMENTS (cost $2,900,702) (2)	113.8%	$2,895,251
Liabilities in excess of other assets	(13.8)	(350,107)

NET ASSETS	100.0%	$2,545,144

+	Non-Income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject To Call	Value (Note 1)
CALL OPTIONS WRITTEN—(0.0%)+
Index/Expiration Date/Exercise Price
S&P 500 Index/February 2007/$1,460	(250)	$(900)
S&P 500 Index/February 2007/$1,470	(250)	(338)

Total Call Options Written (premiums received $2,043)		$(1,238)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2007	Unrealized Appreciation/ (Depreciation)
2 Long	S&P 500 Future Index	March 2007	$7,210,525	$7,215,000	$4,475

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2010 High Watermark Fund	2015 High Watermark Fund	2020 High Watermark Fund	Long Horizon Fund	Short Horizon Income Fund

Cost	$283,583,891	$165,636,553	$63,737,999	$2,303,179	$2,902,086

Appreciation	$57	$2,888	$106	$1,455	$2,189
Depreciation	(5,670,714)	(2,405,108)	(1,016,699)	(18,626)	(9,089)

Unrealized appreciation (depreciation) — net	$(5,670,657)	$(2,402,220)	$(1,016,594)	$(17,171)	$(6,900)

Note 3. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b) (2) and 13(b) (5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Series of the AIG Series Trust (the “Funds”).

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Funds. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual and Semi-annual Report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra President

Date:	March 30, 2007

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	March 30, 2007